PARENT ONLY INFORMATION - Condensed Statements of Operatins and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative	$ 37,811	$ 33,042	$ 29,605
Loss from operations	(16,052)	(37,481)	(10,167)
Interest income	297	487	581
Change in fair value of convertible promissory notes	14,591	(22,791)
Loss before income taxes and gain from equity method investment	(947)	(59,790)	(9,675)
Income tax expense	113	33	81
Net (loss) / income	1,058	(59,602)	(9,548)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(512)	(733)	380
Total comprehensive (loss) / income	546	(60,335)	(9,168)
Foreign currency translation adjustment, net of income taxes	0	0	0
LightInTheBox Holding Co., Ltd.
General and administrative	1,113	1,145	2,246
Loss from operations	(1,113)	(1,145)	(2,246)
Share of loss from subsidiaries and VIEs	(12,479)	(35,665)	(7,407)
Interest income			105
Change in fair value of convertible promissory notes	14,591	(22,791)
Loss before income taxes and gain from equity method investment	999	(59,601)	(9,548)
Net (loss) / income	999	(59,601)	(9,548)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(512)	(733)	380
Total comprehensive (loss) / income	487	(60,334)	(9,168)
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0